Note 5 - Advances for Vessels Under Construction and Acquisitions (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) [Line Items]
(in Dollars)	$ 44,031,882	$ 88,965,085	$ 70,577,435
LPG Carriers Contracted in 2012 from Seller [Member]
Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) [Line Items]
Number of Vessels Under Construction		2
LPG Carriers Contracted in 2013 from Seller [Member]
Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) [Line Items]
Number of Vessels Under Construction		3
LPG Carriers Contracted in 2013 from Ship-Builder [Member]
Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) [Line Items]
Number of Vessels Under Construction		4
LPG Carriers Contracted in 2014 from Ship-builders [Member]
Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) [Line Items]
Number of Vessels Under Construction	6	6
LPG Carriers Contracted in 2014 from Sellers [Member]
Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) [Line Items]
Number of Vessels Under Construction		1